Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 9.2%
AIB Group PLC	593,046	$2,433,290
Bank of Ireland Group PLC	440,704	2,358,255
Permanent TSB Group Holdings PLC(a)	327,203	488,589

		5,280,134

Beverages — 2.6%
C&C Group PLC(b)	364,848	1,481,942

Building Products — 4.8%
Kingspan Group PLC	53,044	2,758,054

Construction Materials — 22.4%
CRH PLC	413,824	12,907,444

Containers & Packaging — 4.6%
Smurfit Kappa Group PLC	94,972	2,624,635

Diversified Financial Services — 0.2%
IFG Group PLC(a)	53,728	128,126

Equity Real Estate Investment Trusts (REITs) — 6.8%
Green REIT PLC	765,124	1,478,436
Hibernia REIT PLC	872,227	1,327,706
Irish Residential Properties REIT PLC	615,678	1,093,613

		3,899,755

Food & Staples Retailing — 1.8%
Total Produce PLC	583,627	1,047,087

Food Products — 26.5%
Glanbia PLC	147,805	2,455,774
Kerry Group PLC, Class A	100,899	11,637,211
Origin Enterprises PLC	189,866	1,134,054

		15,227,039

Hotels, Restaurants & Leisure — 6.8%
Dalata Hotel Group PLC	227,627	1,344,378
Flutter Entertainment PLC	35,999	2,555,357

		3,899,735

Household Durables — 3.9%
Cairn Homes PLC(a)	898,825	1,221,959
Glenveagh Properties PLC(a)(b)	1,219,771	1,015,361

		2,237,320

Security	Shares	Value
Insurance — 0.2%
FBD Holdings PLC	14,552	$142,377

Life Sciences Tools & Services — 4.7%
ICON PLC(a)	19,040	2,695,302

Marine — 1.1%
Irish Continental Group PLC	131,076	652,178

Professional Services — 0.1%
CPL Resources PLC	9,052	64,557

Software — 0.1%
Datalex PLC	38,823	39,628

Specialty Retail — 0.4%
Applegreen PLC	43,398	256,311

Trading Companies & Distributors — 3.7%
Grafton Group PLC	200,873	2,153,299

Total Common Stocks — 99.9% (Cost: $59,742,168)		57,494,923

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	38,247	38,247

Total Short-Term Investments — 0.1% (Cost: $38,247)		38,247

Total Investments in Securities — 100.0% (Cost: $59,780,415)		57,533,170

Other Assets, Less Liabilities — 0.0%		23,083

Net Assets — 100.0%		$57,556,253

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	23,669	14,578	38,247	$38,247	$489	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Ireland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$57,494,923	$—	$—	$57,494,923
Money Market Funds	38,247	—	—	38,247

	$57,533,170	$—	$—	$57,533,170

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